Operations - Schedule Of Variable Interest Entities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Cash and cash equivalents	¥ 783,611,000		¥ 322,777,000		$ 113,613
Restricted cash (Note 2(j))	873,000		749,770,000		127
Short-term investments	232,152,000		503,831,000		33,659
Accounts receivable, net	405,139,000		248,339,000		58,740
Inventories	232,260,000		255,411,000		33,675
Amounts due from NetEase Group and Youdao Group	7,888,000		6,192,000		1,144
Prepayment and other current assets	207,777,000		182,577,000		30,124
Assets held for sale			497,000
Total current assets	1,869,973,000		2,269,662,000		271,122
Property, equipment and software, net	92,116,000		80,315,000		13,356
Operating lease right-of-use assets, net	78,405,000		118,104,000		11,368
Goodwill	109,944,000		109,944,000	¥ 6,938,000	15,940	¥ 0
Other assets, net	35,015,000		22,436,000		5,075
Total non-current assets	406,183,000		364,405,000		58,890
Total assets	2,276,156,000		2,634,067,000		330,012
Liabilities
Accounts payables	282,354,000		161,006,000		40,937
Payroll payable	266,340,000		277,383,000		38,616
Contract liabilities	1,067,285,000		1,065,639,000		154,742
Taxes payable	50,908,000		53,323,000		7,381
Accrued liabilities and other payables	564,922,000		515,567,000		81,907
Total current liabilities	3,178,618,000		3,033,959,000		460,857
Long-term lease liabilities	43,635,000		73,070,000		6,326
Other non-current liabilities	8,832,000		2,411,000		1,281
Total non-current liabilities	574,812,000		330,509,000		83,340
Total liabilities	3,753,430,000		3,364,468,000		$ 544,197
Net revenues:
Net revenues	5,013,182,000	$ 726,843	4,015,794,000	2,526,806,000
Cost and expenses:
Net income/(loss) from continuing operations	(739,778,000)	(107,257)	(926,087,000)	(799,025,000)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(603,100,000)	(87,445)	(1,346,410,000)	(321,562,000)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	125,823,000	$ 18,244	47,074,000	760,971,000
VIEs [Member]
Assets
Cash and cash equivalents	238,585,000		134,639,000
Restricted cash (Note 2(j))	873,000		749,770,000
Short-term investments	21,356,000		13,617,000
Accounts receivable, net	170,005,000		146,257,000
Inventories	52,958,000		48,477,000
Amounts due from NetEase Group and Youdao Group	1,393,994,000		442,286,000
Prepayment and other current assets	90,365,000		64,005,000
Assets held for sale			204,000
Total current assets	1,968,136,000		1,599,255,000
Property, equipment and software, net	5,525,000		3,244,000
Operating lease right-of-use assets, net	31,985,000		26,320,000
Goodwill	103,006,000		103,006,000
Other assets, net	73,119,000		36,405,000
Total non-current assets	213,635,000		168,975,000
Total assets	2,181,771,000		1,768,230,000
Liabilities
Accounts payables	49,305,000		45,756,000
Payroll payable	10,803,000		11,873,000
Amounts due to NetEase Group and Youdao Group	857,883,000		504,605,000
Contract liabilities	1,017,029,000		1,011,734,000
Taxes payable	19,516,000		4,072,000
Accrued liabilities and other payables	122,758,000		65,547,000
Total current liabilities	2,077,294,000		1,643,587,000
Long-term lease liabilities	22,565,000		15,803,000
Other non-current liabilities	4,498,000		0
Total non-current liabilities	27,063,000		15,803,000
Total liabilities	2,104,357,000		1,659,390,000
Net revenues:
Net revenues	3,515,982,000		2,751,551,000	1,793,514,000
Cost and expenses:
Cost and expenses	(3,530,461,000)		(2,793,144,000)	(1,825,292,000)
Net income/(loss) from continuing operations	(31,539,000)		(58,520,000)	20,483,000
Cash flows from operating activities:
Net cash provided by transactions with external parties	2,950,638,000		3,278,167,000	3,034,716,000
Net cash provided by/(used in) other transactions with intra-Group companies	(589,142,000)		(699,000)	1,613,000
Net cash (used in)/provided by operating activities	(582,669,000)		868,168,000	(62,502,000)
Cash flows from investing activities:
Net cash provided by/(used in) transactions with external parties	(62,282,000)		8,550,000	65,510,000
Net cash provided by/(used in) investing activities	(62,282,000)		8,550,000	65,510,000
VIEs [Member] | Technical consulting and related services [Member]
Cash flows from operating activities:
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(2,944,165,000)		(2,409,300,000)	(3,098,831,000)
VIEs [Member] | Third-party [Member]
Net revenues:
Net revenues	3,505,470,000		2,750,610,000	1,792,962,000
Cost and expenses:
Cost and expenses	(759,964,000)		(561,272,000)	(421,814,000)
VIEs [Member] | Intra-Group [Member]
Net revenues:
Net revenues	10,512,000		941,000	552,000
VIEs [Member] | Intra-Group [Member] | Technical consulting and related services [Member]
Cost and expenses:
Cost and expenses	(2,767,812,000)		(2,221,199,000)	(1,402,371,000)
VIEs [Member] | Other intra-Group [Member]
Cost and expenses:
Cost and expenses	¥ (2,685,000)		¥ (10,673,000)	¥ (1,107,000)